Convertible Preferred Stock and Stockholders' Deficit - Narrative (Details) 10-Q	Jun. 30, 2026 $ / shares shares	May 07, 2026 vote $ / shares shares	May 06, 2026 $ / shares	Dec. 31, 2025 vote $ / shares shares	Apr. 01, 2025 shares	Dec. 31, 2024 $ / shares shares	Apr. 05, 2024 $ / shares	Mar. 26, 2024 $ / shares shares	Nov. 30, 2023 $ / shares shares	Oct. 31, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares
Shareholder's Deficit [Line Items]
Common stock, shares authorized (in shares) | shares				126,315,883		105,990,111		105,990,111			760
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001		$ 0.00001	$ 0.00001	$ 1	$ 1
Common stock, shares outstanding (in shares) | shares				107,999,991		95,628,414			10,000,000	760
Number of votes | vote				1
Series B Preferred Stock
Shareholder's Deficit [Line Items]
Preferred stock conversion price (in dollars per share) | $ / shares			$ 14.35
Series A-1 Preferred Stock
Shareholder's Deficit [Line Items]
Preferred stock conversion price (in dollars per share) | $ / shares			1.65
Series A-2 Preferred Stock
Shareholder's Deficit [Line Items]
Preferred stock conversion price (in dollars per share) | $ / shares			$ 3.3
Common Class A [Member]
Shareholder's Deficit [Line Items]
Common stock, shares authorized (in shares) | shares	310,000,000	310,000,000		126,315,883	126,315,883
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding (in shares) | shares	128,972,162			107,999,991
Number of votes | vote		1
Preferred stock conversion price (in dollars per share) | $ / shares							$ 0.22
Common Class A [Member] | Previously Reported [Member]
Shareholder's Deficit [Line Items]
Common stock, shares outstanding (in shares) | shares				10,233,183
Common Class B [Member]
Shareholder's Deficit [Line Items]
Common stock, shares authorized (in shares) | shares	330,000,000	330,000,000		330,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Common stock, shares outstanding (in shares) | shares	258,837,933			0
Number of votes | vote		10